Document and Entity Information	Feb. 26, 2021
Cover [Abstract]
City Area Code	c/o (213)
Amendment Flag	true
Entity Central Index Key	0001180262
Document Type	8-K/A
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	Herbalife Nutrition Ltd.
Entity Incorporation State Country Code	E9
Entity File Number	1-32381
Entity Tax Identification Number	98-0377871
Entity Address, Address Line One	P.O. Box 309GT
Entity Address, Address Line Two	Ugland House
Entity Address, City or Town	South Church Street
Entity Address, Region	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1106
Entity Information, Former Legal or Registered Name	c/o (213) 745-0500
Local Phone Number	745-0500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $0.0005 per share
Trading Symbol	HLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed on March 1, 2021 (the “Original Filing”) by Herbalife Nutrition Ltd. (the “Company”). At the time of the Original Filing, the Company’s Board of Directors (the “Board”) had not made any determinations regarding committee assignments for Sophie L’Hélias, Kevin M. Jones and Donal Mulligan. The Company hereby amends the Original Filing to include information on the committee assignments in Item 5.02 below.